Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Significant Accounting Policies
Schedule of revenue disaggregated by revenue source

	Year Ended December 31,
	2023	2024	2025

	(In US$ thousands)
Advertising and marketing revenues
Revenues from advertisers signing contracts with the Group directly	$437,276	$487,306	$559,339
Revenues from advertising agencies	1,096,738	1,011,387	942,291
	1,534,014	1,498,693	1,501,630
Value-added services revenues	225,822	255,984	255,586
Total revenues	$1,759,836	$1,754,677	$1,757,216